Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS
Related Party Transactions with Investees
Related party transactions provided by the Group primarily related to online marketing services and others. The following table summarizes the revenue recognized from transactions with investees for the years ended December 31, 2023, 2024 and 2025.

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Revenue:
Related Party A	540	393	351	50
Related Party B	924	919	979	140
Related Party D	338	523	—	—
Other Investees	897	893	777	111

Total	2,699	2,728	2,107	301

The Group purchased content, traffic acquisition and other services from investees in an amount of RMB
2.6
 billion, RMB
2.5
 billion and RMB
2.1
 billion (US$
304
million) for the years ended December 31, 2023, 2024 and 2025, respectively.
Related Party Transactions with Others
In 2023, related party transactions with Related Party C, over which the Group can significantly influence its management or operating policies, were in the total amount of RMB1.8 billion, and mainly comprised of online marketing services provided to the related party. Since January 2024, Related Party C ceased to be a related party of the Group.
In addition, other related party transactions were insignificant for each of the years presented.

Balances of Due from/Due to Related Parties
As of December 31, 2024 and 2025, amounts due from/due to related parties were as follows:
Except for the
non-trade
balances as of December 31, 2024 and 2025 relating to transactions disclosed below, amounts due from/due to related parties arising from the ordinary and usual course of business of the Group were trade in nature.

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Related Party B (i)	443	388	55
Other Related Parties (ii)	347	373	54

Total	790	761	109

Amounts due from related parties, non-current:
Other Related Parties (iii)	137	167	24

Amounts due to related parties, current:
Related Party B (iv)	605	591	85
Other Related Parties (v)	1,189	1,397	199

Total	1,794	1,988	284

Amounts due to related parties, non-current:
Other Related Parties (vi)	56	36	5

(i)	The balance mainly represents receivables arising from providing online marketing services and others to Related Party B.
(ii)	The balance mainly represents amounts arising from online marketing services and others the Group provided to its investees in ordinary course of business.
(iii)	The balance mainly represents prepayments for licensed copyrights to be received from the Group’s investees.
(iv)	The balance mainly represents amounts arising from purchasing services from Related Party B in the ordinary course of business.
(v)
The balance mainly represents amounts owed to the Group’s investees for acquisition of contents assets and advances made for online marketing services and non-trade
amounts payable for acquiring the equity interest of the Group’s investees.

(vi)	The balance mainly represents deferred revenue in relation to licenses of intellectual property to be provided to the Group’s investees.